INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

Note 7. INCOME TAXES

The income tax (benefit) provision consists of the following:

	For the Years ended December 31,
	2013	2012
Current:
Federal	$337,016	$(383,861)
State and local	29,344	(2,987)
Utilization of net operating loss carryforward	(346,783)	-

	19,577	(386,848)

Deferred:
Federal	202,531	(283,944)
State and local	34,178	(117,722)

	236,709	(401,666)
Change in valuation allowance	(781,077)	322,573

	(544,368)	(79,093)

Income tax provision (benefit)	$(524,791)	$(465,941)

The following is a reconciliation of the expected tax expense (benefit) on the U.S. statutory rate to the actual tax expense (benefit) reflected in the accompanying statement of operations:

	For the Years Ended December 31,
	2013	2012
U.S. federal statutory rate	34.00%	(34.00%)
State and local taxes, net of federal benefit	3.63%	(3.63%)
Amortization of debt discount	13.95%	-
Debt conversion inducement	40.76%	-
Net operating loss tax adjustment	(9.65%)	-
Other permanent differences	3.00%	(0.58%)
Alternative minimum tax	6.97%	-
Deferred tax adjustment	-	3.07%
Change in valuation allowance	(282.42%)	15.62%

Income tax provision (benefit)	(189.76%)	(19.52%)

As of December 31, 2013 and 2012, the Company's deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Years Ended December 31,
	2013	2012
Current deferred tax assets:
Net operating loss carryforwards	$169,404	$222,130
Stock-based compensation expense	442,813	-
Alternative minimum tax credit carryforwards	19,283	-
Reserves and allowances	97,587	28,599
Inventory	59,320	19,407
Accrued expenses and deferred income	8,824	9,670
Charitable contributions	1,317	1,317

Total current deferred tax assets	798,548	281,123
Valuation allowance	-	(3,808)

Total current deferred tax assets, net of valuation allowance	798,548	277,315
Current deferred tax liabilities:
Section 481 (a) adjustment	(24,450)	(48,900)
Property and equipment	(7,600)	(6,285)

Total deferred tax liabilities	(32,050)	(55,185)

Net current deferred tax assets	766,498	222,130

Non-current deferred tax assets:
Net operating loss carryforwards	-	301,422
Stock-based compensation expense	-	475,847

Total non-current deferred tax assets	-	777,269
Valuation allowance	-	(777,269)

Total non-current deferred tax assets, net of valuation allowance	-	-

Net deferred tax assets	$766,498	$222,130

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management has determined that a valuation allowance of $0 and $781,077 at December 31, 2013 and 2012, respectively, is necessary to reduce the deferred tax assets to the amounts that will more likely than not be realized. Should the factors underlying management's analysis change, future valuation adjustments to the Company's net deferred tax assets may be necessary.

At December 31, 2013 the Company had U.S. federal and state net operating loss carryforwards ("NOLS") of $251,269 and $1,526,482, respectively. At December 31, 2012, the Company had U.S. federal and state NOLs of $1,215,417 and $2,49,630, respectively. These NOLs expire in 2033. Utilization of our NOLS may be subject to annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by section 382 of the Internal Revenue Service Code of 1986, as amended, as well as similar state provisions.

As required by the provisions of ASC 740, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as "unrecognized benefits." A liability is recognized (or amount of NOL or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents an enterprise's potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest costs and penalties related to unrecognized tax benefits are required to be calculated and would be classified as interest and penalties in general and administrative expense in the statement of operations. As of December 31, 2013 and 2012, no liability for unrecognized tax benefit was required to be reported. No interest or penalties were recorded during the years ended December 31, 2013 and 2012. The Company does not expect any significant changes in its unrecognized tax benefits in the next year. The Company files U.S. federal and state income tax returns. As of December 31, 2013, the Company's U.S. and state tax returns remain subject to examination by tax authorities beginning with the tax return filed for the year ended December 31, 2010.